Fair Value of Financial Instruments and Risk Management - Derivatives Narrative (Details) $ in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Sep. 30, 2022 CAD ($)	Sep. 30, 2022 USD ($)	May 31, 2022 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	May 31, 2022 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized losses recognized in regulatory assets				$ 4,009	$ 3,589
Unrealized gains recognized as regulatory liabilities				3,915	3,222
Mutual funds and money market accounts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gain (loss) on investments				$ (11)	5
UNS Energy
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Realized gains shared with customers, percent				10.00%
ITC | Unsecured Senior Notes, September Issuance, 2027 Maturity | Unsecured
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Face value		$ 600
Stated interest rate (percent)		4.95%
Fortis | Unsecured Senior Notes, May Issuance, 2029 Maturity | Unsecured
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Face value			$ 500
Stated interest rate (percent)			4.43%			4.43%
Energy contracts subject to regulatory deferral | Derivative instrument
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gains recognized as regulatory liabilities				$ 224	52
Energy contracts subject to regulatory deferral | Derivative instrument
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized losses recognized in regulatory assets				84	20
Energy contracts not subject to regulatory deferral
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gains recognized in revenue				34	21
Total return swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount of derivative				114
Unrealized gains (losses) on total return swaps recognized in other income, net				$ (22)	17
Total return swaps | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative terms				1 year
Total return swaps | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative terms				3 years
Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount of derivative				$ 352
Unrealized gains (losses) on total return swaps recognized in other income, net				(9)	$ (11)
Interest rate swaps | ITC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount of derivative		$ 450
Derivative terms	5 years	5 years
Realized gain recognized in other comprehensive income	$ 52	$ 39
Cross Currency Interest Rate Contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount of derivative						$ 391
Cross Currency Interest Rate Contract | Fortis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount of derivative						$ 391
Derivative terms			7 years
Unrealized gains (losses) on total return swaps recognized in other income, net				$ (17)
Interest rate			4.34%			4.34%